Organization	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
ORGANIZATION
1.          ORGANIZATION

Car Charging Group Inc. (“CCGI”) was incorporated on October 3, 2006 under the laws of the State of Nevada as New Image Concepts, Inc.  On November 20, 2009, New Image Concepts, Inc. changed its name to Car Charging Group, Inc.

Car Charging, Inc., was incorporated as a Delaware corporation on September 3, 2009.   Car Charging Inc. was created to develop electric charging service facilities for the electric vehicle (EV) automobile market.  Pursuant to its business plan, Car Charging Inc. (or its affiliates) acquires and installs EV charging stations, and shares servicing fees received from customers that use the charging stations with the property owner(s), on a property by property basis.    Additionally, the Company sells hardware to others.   Car Charging, Inc., therefore, enters into individual arrangements for this purpose with various property owners, which may include cities, counties, garage operators, hospitals, multi- family properties, shopping-malls and facility owner/operators.

During February 2011, the Shareholders and Board of Directors authorized a decrease of issued and outstanding common stock, in the form of a reverse stock-split, on a one-for-fifty (1:50) basis (the “Reverse Stock-Split”).  There was no change to the authorized amount of shares or to the par value. All share and per share amounts included in the consolidated financial statements have been retroactively adjusted to reflect the effects of the Reverse Stock-Split

Merger

On December 7, 2009, CCGI entered into a Share Exchange Agreement (the “Agreement”) among CCGI and Car Charging, Inc. (“CCI”) Pursuant to the terms of the Agreement, CCGI agreed to issue an aggregate of 10,000,000 restricted shares of CCGI's common stock and 10,000,000 shares of its Series A Convertible Preferred Stock to the CCI Shareholders in exchange for all of the issued and outstanding shares of CCI.

The merger was accounted for as a reverse acquisition and recapitalization. CCI is the acquirer for accounting purposes and CCGI is the issuer. Accordingly, CCGI’s historical financial statements for periods prior to the acquisition become those of the acquirer retroactively restated for the equivalent number of shares issued in the merger. Operations prior to the merger are those of CCI.  From inception on September 3, 2009 until the merger date, December 7, 2009, CCI had minimal operations with no revenues.

LIQUIDITY

At December 31, 2013, the Company had $7,837,339 in cash resources to meet current obligations. In addition, as of December 31, 2013, the Company had a net working capital deficit of $13,292,372. Historically, the Company has been dependent on debt and equity raised from individual investors and government grants to sustain its operations. The Company has obtained financing commitments totaling $6,000,000 through December 31, 2014 from three existing shareholders, in the event additional financing is necessary. The Company’s management believes that the Company has sufficient resources to fund its operations through at least December 31, 2014.

ACQUISITIONS

The consolidated financial statements consist of CCGI and its wholly-owned subsidiaries, including those recently acquired Beam Charging LLC, EV Pass LLC, 350Green LLC and Blink Network LLC. Beam Charging LLC was acquired on February 26, 2013, EV Pass LLC was acquired on April 3, 2013, 350Green LLC was acquired on April 22, 2013 and Blink Network LLC was acquired on October 16, 2013.  Accordingly the operating results of these businesses are included from their respective acquisition dates.  They are collectively referred to herein as the “Company” or “Car Charging”.  All intercompany transactions and balances have been eliminated in consolidation.